SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Schedule of Revenue by Geographical Area Based on Location of Assets
Revenue	Americas	Rest of World Ireland	Eliminations	Total
Year ended December 31, 2025	US$‘000	US$‘000	US$‘000	US$‘000
Revenue from external customers	32,390	11,395	-	43,785
Inter-segment revenue	19,586	3,606	(23,192)	-

Total revenue	51,976	15,001	(23,192)	43,785

Revenue	Americas	Rest of World Ireland	Eliminations	Total
Year ended December 31, 2024	US$‘000	US$‘000	US$‘000	US$‘000
Revenue from external customers	41,792	19,763	-	61,555
Inter-segment revenue	19,815	702	(20,517)	-

Total revenue	61,607	20,465	(20,517)	61,555

Revenue	Americas	Rest of World Ireland	Eliminations	Total
Year ended December 31, 2023	US$‘000	US$‘000	US$‘000	US$‘000
Revenue from external customers	44,984	11,848	-	56,832
Inter-segment revenue	21,867	872	(22,739)	-

Total revenue	66,851	12,720	(22,739)	56,832

Schedule of Revenue by Customers' Geographical Area
	December 31, 2025	December 31, 2024	December 31, 2023
Revenue	US$‘000	US$‘000	US$‘000
Americas	24,624	29,917	32,282
Asia / Africa	15,383	24,775	18,909
Europe (including Ireland) *	3,778	6,863	5,641

	43,785	61,555	56,832

*	Revenue from customers in Ireland is not disclosed separately due to the immateriality of these revenues.

Schedule of Revenue by Major Product Group
	December 31, 2025	December 31, 2024	December 31, 2023
Revenue	US$‘000	US$‘000	US$‘000
Clinical laboratory goods	31,678	39,372	42,288
Clinical laboratory services	4,006	4,750	5,453
Point-of-care	8,101	17,433	9,091

	43,785	61,555	56,832

Schedule of Amount Relating From Revenue
	December 31, 2025	December 31, 2024	December 31, 2023
Revenue	US$‘000	US$‘000	US$‘000
Revenue from contracts with customers	43,785	61,555	56,832

	43,785	61,555	56,832

Schedule of Revenue Derives From Transfer of Goods and Services
		Rest of World
Timing of revenue recognition	Americas	Ireland	Total
Year ended December 31, 2025	US$‘000	US$‘000	US$‘000
At a point in time	31,949	11,395	43,344
Over time	441	-	441

Total	32,390	11,395	43,785

		Rest of World
Timing of revenue recognition	Americas	Ireland	Total
Year ended December 31, 2024	US$‘000	US$‘000	US$‘000
At a point in time	41,536	19,763	61,299
Over time	256	-	256

Total	41,792	19,763	61,555

		Rest of World
Timing of revenue recognition	Americas	Ireland	Total
Year ended December 31, 2023	US$‘000	US$‘000	US$‘000
At a point in time	44,692	11,848	56,540
Over time	292	-	292

Total	44,984	11,848	56,832
Timing of revenue recognition	Americas	Asia / Africa	Europe	Total
Year ended December 31, 2025	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	24,182	15,383	3,778	43,343
Over time	442	-	-	442

Total	24,624	15,383	3,778	43,785

Timing of revenue recognition	Americas	Asia / Africa	Europe	Total
Year ended December 31, 2024	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	29,661	24,775	6,863	61,299
Over time	256	-	-	256

Total	29,917	24,775	6,863	61,555

Timing of revenue recognition	Americas	Asia / Africa	Europe	Total
Year ended December 31, 2023	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	31,990	18,909	5,641	56,540
Over time	292	-	-	292

Total	32,282	18,909	5,641	56,832

Schedule of Segment Results by Geographical Area
	Rest of World
	Americas	Ireland	Other	Total
Year ended December 31, 2025	US$‘000	US$‘000	US$‘000	US$‘000
Result before transformation costs, impairment and unallocated expenses	(1,291)	(5,639)	(327)	(7,257)
Transformation costs	(1,241)	(3,011)	-	(4,252)
Impairment charges	(2,177)	-	-	(2,177)

Result after impairment	(4,709)	(8,650)	(327)	(13,686)
Unallocated expenses *				(2,103)

Operating loss				(15,789)
Net financing expense (Note 6)				(21,388)

Loss before tax				(37,177)
Income tax charge (Note 7)				(199)

Loss for the year on continuing operations				(37,376)
Loss for the year on discontinued operations (Note 8)				-

Loss for the year				(37,376)

	Rest of World
	Americas	Ireland	Other	Total
Year ended December 31, 2024	US$‘000	US$‘000	US$‘000	US$‘000
Result before transformation costs, impairment and unallocated expenses	(2,503)	(9,386)	(315)	(12,204)
Transformation costs	(2,025)	(2,156)		(4,181)
Impairment charges	(612)	(796)	-	(1,408)

Result after impairment	(5,140)	(12,338)	(315)	(17,793)
Unallocated expenses *				(3,372)

Operating loss				(21,165)
Net financing expense (Note 6)				(9,565)

Loss before tax				(30,730)
Income tax charge (Note 7)				(486)

Loss for the year on continuing operations				(31,216)
Loss for the year on discontinued operations (Note 8)				(573)

Loss for the year				(31,789)

	Rest of World
	Americas	Ireland	Other	Total
Year ended December 31, 2023	US$‘000	US$‘000	US$‘000	US$‘000
Result before transformation costs, impairment and unallocated expenses	(4,365)	(7,886)	(104)	(12,355)
Impairment charges	(11,105)	-	-	(11,105)

Result after impairment	(15,470)	(7,886)	(104)	(23,460)
Unallocated expenses *				(3,585)

Operating loss				(27,045)
Net financing expense (Note 6)				(9,882)

Loss before tax				(36,927)
Income tax credit (Note 7)				59

Loss for the year on continuing operations				(36,868)
Profit for the year on discontinued operations (Note 8)				12,850

Loss for the year				(24,018)

*	Unallocated expenses represent head office general and administration costs of the Group, which cannot be allocated to the results of any specific geographical area.

Schedule of Segment Assets and Segment Liabilities by Geographical Area
	Rest of World
	Americas	Ireland	Other	Total
As at December 31, 2025	US$‘000	US$‘000	US$‘000	US$‘000
Assets and liabilities
Segment assets	35,219	60,404	24	95,647
Unallocated assets:
Income tax assets (current and deferred)				4,380
Cash and cash equivalents and short-term investments				5,138

Total assets as reported in the Group balance sheet				105,165

Segment liabilities	129,073	43,033	26	172,132
Unallocated liabilities:
Income tax liabilities (current and deferred)				5,015

Total liabilities as reported in the Group balance sheet				177,147

	Rest of World
	Americas	Ireland	Other	Total
As at December 31, 2024	US$‘000	US$‘000	US$‘000	US$‘000
Assets and liabilities
Segment assets	32,798	61,254	-	94,052
Unallocated assets:
Income tax assets (current and deferred)				4,071
Cash and cash equivalents and short-term investments				5,167

Total assets as reported in the Group balance sheet				103,290

Segment liabilities	84,863	48,621	62	133,546
Unallocated liabilities:
Income tax liabilities (current and deferred)				4,925

Total liabilities as reported in the Group balance sheet				138,471

Schedule of Long-Lived Assets
	December 31, 2025	December 31, 2024
	US$‘000	US$‘000
Rest of World – Ireland	44,110	43,504
Americas	20,980	14,943

	65,090	58,447

Schedule of Depreciation and Amortisation by Geographical Area
	December 31, 2025	December 31, 2024	December 31, 2023
	US$‘000	US$‘000	US$‘000
Depreciation:
Rest of World – Ireland	153	160	162
Americas	1,146	515	668

	1,299	675	830

Amortisation:
Rest of World – Ireland	796	770	458
Americas	589	420	487

	1,385	1,190	945

Schedule Of Share Based Payment Expense By Geographical Area
	December 31, 2025	December 31, 2024	December 31, 2023
	US$‘000	US$‘000	US$‘000
Rest of World – Ireland	215	843	1,650
Americas	109	473	419

	324	1,316	2,069

Schedule of Taxation Expense by Geographical Area
	December 31, 2025	December 31, 2024	December 31, 2023
	US$‘000	US$‘000	US$‘000
Rest of World – Ireland	171	(5)	(385)
Rest of World – Other	(6)	9	(235)
Americas	(364)	(490)	679

	(199)	(486)	59

Schedule of Capital Expenditure by Geographical Area
	December 31, 2025	December 31, 2024
	US$‘000	US$‘000
Rest of World – Ireland	8,848	37,929
Americas	2,389	2,753

	11,237	40,682